Share-based plan (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSU and PSU activity
Set out below are summaries of XP Inc's RSU and PSU activity for 2020.

	RSUs	PSUs	Total
(In thousands, except weighted-average data, and where otherwise stated)	Number of units	Number of units	Number of units

Outstanding, January 1	1,921,669	2,190,377	4,112,046
Granted	9,730,422	629,535	10,359,957
July 1, 2020	139,660	-	139,660
September 1, 2020	1,783,200	-	1,783,200
October 1, 2020	7,807,562	629,535	8,437,097
Forfeited	(572,355)	-	(572,355)
January 1, 2020	(94,496)	-	(94,496)
September 1, 2020	(337,840)	-	(337,840)
October 1, 2020	(140,019)	-	(140,019)
Outstanding, December 31	11,079,736	2,819,912	13,899,648